ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of accounts payable and accrued liabilities [Abstract]
Severance obligations for employees	$ 1,062	$ 878
Discount rate	10.30%	10.60%